FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
Schedule of fair value of derivative instruments on the consolidated balance sheets

	Fair Value of Derivative Assets
	At December 31, 2022		At December 31, 2023
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative assets — current	7,730	Derivative assets — current	9,282
Foreign exchange option contracts	Derivative assets — current	9,576	Derivative assets — current	—
Commodity hedge	Derivative assets — current	210	Derivative assets — current	—
Interest rate swap	Other non-current assets	1,064	Other non-current assets	387
	Total	18,580	Total	9,669

	Fair Value of Derivative Liabilities
	At December 31, 2022		At December 31, 2023
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivative liabilities — current	24,104	Derivative liabilities — current	6,702
Foreign exchange option contracts	Derivative liabilities — current	1,255	Derivative liabilities — current	—
Interest rate swap	Other non-current liabilities	—	Other non-current liabilities	801
	Total	25,359	Total	7,503

Schedule of effect of derivative instruments on consolidated statements of operations

		Amount of Gain (Loss)
		Recognized in Statements
	Location of	of Operations
	Gain (Loss) Recognized	Years Ended December 31
	in Statements of Operations	2021	2022	2023
		$	$	$
Foreign exchange forward contracts	Gain (loss) on change in fair value of derivatives, net	22,582	(49,388)	(38,241)
Foreign exchange option contracts	Gain (loss) on change in fair value of derivatives, net	220	8,918	10,712
Commodity hedge	Gain (loss) on change in fair value of derivatives, net	983	(4,019)	25
	Total	23,785	(44,489)	(27,504)